Condensed Financial Information of Registrant (Subsequent Events) - Additional Information (Detail) (Subsequent Event [Member])	0 Months Ended
Jul. 23, 2014
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock split ratio	4.25
Stock split, approval date	Jul. 23, 2014